Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payable to online advertising platforms as agency	¥ 1,452,286	$ 204,550	¥ 827,015
Accrued operating expenses	391,338	55,119	224,902
Salary and welfare payable	51,465	7,249	54,314
Advance received in advertising agency services	136,684	19,252	136,098
Accrued advertising, marketing and promotional expenses	50,082	7,054	48,389
Deferred revenue	¥ 235,520	$ 33,172	¥ 194,542
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Operating lease liabilities current portion	¥ 13,295	$ 1,873	¥ 14,384
Other taxes payable	35,380	4,983	21,670
Accrued bandwidth and cloud service costs	2,078	293	1,062
Others	69,082	9,728	64,393
Total	¥ 2,437,210	$ 343,273	¥ 1,586,769